Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net and comprehensive loss		$ (24,184,657)	$ (41,907,079)
Items not involving cash:
Amortization		236,842	32,555
Impairment of patent rights		45,981
Non-cash interest on lease		36,274
Stock based compensation		1,097,358	1,651,119
Warrant liability-fair value adjustment		27,855,678	(19,800,645)
Warrant liability-foreign exchange adjustment		95,631	17,687
Non-cash issue costs		764,132	744,501
Non-cash settlements		(2,262,052)
Non-cash note payable expenses and accrued interest		385,496
Changes in non-cash working capital items:
Amounts receivable, prepaid expenses and deposits		(544,429)	8,336,486
Accounts payable and accrued liabilities		(4,371,371)	4,965,008
Cash used in operating activities		(845,117)	(45,960,368)
Financing activities:
Net proceeds from issuance of common shares and warrants	[1]	24,688,851	35,766,754
Note payable		1,500,000
Repayment of lease liabilities		(90,053)	(5,100)
Cash provided by financing activities		26,098,798	35,761,654
Investing Activities:
Purchase of property, plant and equipment		(280,410)
Cost of patents		(318,958)	(458,037)
Cash used in investing activities		(599,368)	(458,037)
Increase (decrease) in cash and cash equivalents		24,654,313	(10,656,751)
Cash and cash equivalents, beginning of the period		814,492	11,471,243
Cash and cash equivalents, end of the period		25,468,805	814,492
Cash and cash equivalents comprise:
Cash		1,302,037	141,768
Cash equivalents		24,166,768	672,724
Cash and cash equivalents, end of the period		$ 25,468,805	$ 814,492

[1]	Includes net proceeds from the issuance of common share equivalents (see note 9 a)